Long Term Debt - Components (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jul. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt
Total long-term debt	$ 626,601		$ 637,790	$ 508,903
Total long-term debt, net of current portion	626,601		637,790	508,903
Credit Facility
Long-Term Debt
Debt outstanding	$ 89,000		225,000	100,000
Second Lien Notes
Long-Term Debt
Debt outstanding		$ 430,000	430,000	430,000
Unamortized debt discount and debt issuance costs on Second Lien Notes			$ (17,210)	$ (21,097)